Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Allowance for receivables	$ 490,000	$ 636,000
Accumulated depreciation and depletion	$ 183,868,729	$ 193,109,379
Capital Stock [Member]
Capital stock, par value (in dollars per share)	$ 2.50	$ 2.5
Capital stock, shares authorized	10,000,000	10,000,000
Capital stock, shares issued	2,599,532	2,596,047
Capital stock, shares outstanding	2,599,532	2,596,047
Class B Capital Stock [Member]
Capital stock, par value (in dollars per share)	$ 2.50	$ 2.5
Capital stock, shares authorized	10,000,000	10,000,000
Capital stock, shares issued	1,367,399	1,417,587
Capital stock, shares outstanding	1,367,399	1,417,587